Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounting Policies [Abstract]
Cash and cash equivalents	¥ 211,970	$ 30,830	¥ 911,588		¥ 3,293,911
Restricted cash	5,000	727			9,319
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	¥ 216,970	$ 31,557	¥ 911,588	$ 132,585	¥ 3,303,230	¥ 2,213,738